Expense Example	Feb. 27, 2026 USD ($)
American Funds Mortgage Fund® | AMERICAN FUNDS MORTGAGE FUND | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 442
Expense Example, with Redemption, 3 Years	584
Expense Example, with Redemption, 5 Years	739
Expense Example, with Redemption, 10 Years	1,190
American Funds Mortgage Fund® | AMERICAN FUNDS MORTGAGE FUND | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	246
Expense Example, with Redemption, 3 Years	452
Expense Example, with Redemption, 5 Years	782
Expense Example, with Redemption, 10 Years	1,509
American Funds Mortgage Fund® | AMERICAN FUNDS MORTGAGE FUND | Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	318
Expense Example, with Redemption, 3 Years	462
Expense Example, with Redemption, 5 Years	619
Expense Example, with Redemption, 10 Years	1,075
American Funds Mortgage Fund® | AMERICAN FUNDS MORTGAGE FUND | Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	199
Expense Example, with Redemption, 5 Years	346
Expense Example, with Redemption, 10 Years	774
American Funds Mortgage Fund® | AMERICAN FUNDS MORTGAGE FUND | Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	119
Expense Example, with Redemption, 5 Years	208
Expense Example, with Redemption, 10 Years	468
American Funds Mortgage Fund® | AMERICAN FUNDS MORTGAGE FUND | Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	27
Expense Example, with Redemption, 3 Years	84
Expense Example, with Redemption, 5 Years	146
Expense Example, with Redemption, 10 Years	331
American Funds Mortgage Fund® | AMERICAN FUNDS MORTGAGE FUND | Class 529-A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	418
Expense Example, with Redemption, 3 Years	563
Expense Example, with Redemption, 5 Years	721
Expense Example, with Redemption, 10 Years	1,178
American Funds Mortgage Fund® | AMERICAN FUNDS MORTGAGE FUND | Class 529-C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	251
Expense Example, with Redemption, 3 Years	468
Expense Example, with Redemption, 5 Years	808
Expense Example, with Redemption, 10 Years	1,265
American Funds Mortgage Fund® | AMERICAN FUNDS MORTGAGE FUND | Class 529-E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	509
Expense Example, with Redemption, 10 Years	1,131
American Funds Mortgage Fund® | AMERICAN FUNDS MORTGAGE FUND | Class 529-T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	322
Expense Example, with Redemption, 3 Years	474
Expense Example, with Redemption, 5 Years	641
Expense Example, with Redemption, 10 Years	1,122
American Funds Mortgage Fund® | AMERICAN FUNDS MORTGAGE FUND | Class 529-F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	847
American Funds Mortgage Fund® | AMERICAN FUNDS MORTGAGE FUND | Class 529-F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	42
Expense Example, with Redemption, 3 Years	132
Expense Example, with Redemption, 5 Years	230
Expense Example, with Redemption, 10 Years	518
American Funds Mortgage Fund® | AMERICAN FUNDS MORTGAGE FUND | Class 529-F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	32
Expense Example, with Redemption, 3 Years	100
Expense Example, with Redemption, 5 Years	174
Expense Example, with Redemption, 10 Years	393
American Funds Mortgage Fund® | AMERICAN FUNDS MORTGAGE FUND | Class R-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	140
Expense Example, with Redemption, 3 Years	437
Expense Example, with Redemption, 5 Years	755
Expense Example, with Redemption, 10 Years	1,657
American Funds Mortgage Fund® | AMERICAN FUNDS MORTGAGE FUND | Class R-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	428
Expense Example, with Redemption, 5 Years	739
Expense Example, with Redemption, 10 Years	1,624
American Funds Mortgage Fund® | AMERICAN FUNDS MORTGAGE FUND | Class R-2E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	346
Expense Example, with Redemption, 5 Years	600
Expense Example, with Redemption, 10 Years	1,328
American Funds Mortgage Fund® | AMERICAN FUNDS MORTGAGE FUND | Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	509
Expense Example, with Redemption, 10 Years	1,131
American Funds Mortgage Fund® | AMERICAN FUNDS MORTGAGE FUND | Class R-4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	199
Expense Example, with Redemption, 5 Years	346
Expense Example, with Redemption, 10 Years	774
American Funds Mortgage Fund® | AMERICAN FUNDS MORTGAGE FUND | Class R-5E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	254
Expense Example, with Redemption, 10 Years	575
American Funds Mortgage Fund® | AMERICAN FUNDS MORTGAGE FUND | Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	33
Expense Example, with Redemption, 3 Years	103
Expense Example, with Redemption, 5 Years	180
Expense Example, with Redemption, 10 Years	406
American Funds Mortgage Fund® | AMERICAN FUNDS MORTGAGE FUND | Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	27
Expense Example, with Redemption, 3 Years	84
Expense Example, with Redemption, 5 Years	146
Expense Example, with Redemption, 10 Years	331
Intermediate Bond Fund of America® | INTERMEDIATE BOND FUND OF AMERICA | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	315
Expense Example, with Redemption, 3 Years	453
Expense Example, with Redemption, 5 Years	603
Expense Example, with Redemption, 10 Years	1,040
Intermediate Bond Fund of America® | INTERMEDIATE BOND FUND OF AMERICA | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	237
Expense Example, with Redemption, 3 Years	428
Expense Example, with Redemption, 5 Years	739
Expense Example, with Redemption, 10 Years	1,432
Intermediate Bond Fund of America® | INTERMEDIATE BOND FUND OF AMERICA | Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	310
Expense Example, with Redemption, 3 Years	437
Expense Example, with Redemption, 5 Years	576
Expense Example, with Redemption, 10 Years	981
Intermediate Bond Fund of America® | INTERMEDIATE BOND FUND OF AMERICA | Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	847
Intermediate Bond Fund of America® | INTERMEDIATE BOND FUND OF AMERICA | Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	116
Expense Example, with Redemption, 5 Years	202
Expense Example, with Redemption, 10 Years	456
Intermediate Bond Fund of America® | INTERMEDIATE BOND FUND OF AMERICA | Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	80
Expense Example, with Redemption, 5 Years	141
Expense Example, with Redemption, 10 Years	318
Intermediate Bond Fund of America® | INTERMEDIATE BOND FUND OF AMERICA | Class 529-A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	313
Expense Example, with Redemption, 3 Years	447
Expense Example, with Redemption, 5 Years	592
Expense Example, with Redemption, 10 Years	1,017
Intermediate Bond Fund of America® | INTERMEDIATE BOND FUND OF AMERICA | Class 529-C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	243
Expense Example, with Redemption, 3 Years	443
Expense Example, with Redemption, 5 Years	766
Expense Example, with Redemption, 10 Years	1,185
Intermediate Bond Fund of America® | INTERMEDIATE BOND FUND OF AMERICA | Class 529-E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	460
Expense Example, with Redemption, 10 Years	1,025
Intermediate Bond Fund of America® | INTERMEDIATE BOND FUND OF AMERICA | Class 529-T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	315
Expense Example, with Redemption, 3 Years	453
Expense Example, with Redemption, 5 Years	603
Expense Example, with Redemption, 10 Years	1,040
Intermediate Bond Fund of America® | INTERMEDIATE BOND FUND OF AMERICA | Class 529-F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	906
Intermediate Bond Fund of America® | INTERMEDIATE BOND FUND OF AMERICA | Class 529-F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	109
Expense Example, with Redemption, 5 Years	191
Expense Example, with Redemption, 10 Years	431
Intermediate Bond Fund of America® | INTERMEDIATE BOND FUND OF AMERICA | Class 529-F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	381
Intermediate Bond Fund of America® | INTERMEDIATE BOND FUND OF AMERICA | Class R-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	415
Expense Example, with Redemption, 5 Years	718
Expense Example, with Redemption, 10 Years	1,579
Intermediate Bond Fund of America® | INTERMEDIATE BOND FUND OF AMERICA | Class R-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	415
Expense Example, with Redemption, 5 Years	718
Expense Example, with Redemption, 10 Years	1,579
Intermediate Bond Fund of America® | INTERMEDIATE BOND FUND OF AMERICA | Class R-2E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	328
Expense Example, with Redemption, 5 Years	569
Expense Example, with Redemption, 10 Years	1,259
Intermediate Bond Fund of America® | INTERMEDIATE BOND FUND OF AMERICA | Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	1,096
Intermediate Bond Fund of America® | INTERMEDIATE BOND FUND OF AMERICA | Class R-4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	738
Intermediate Bond Fund of America® | INTERMEDIATE BOND FUND OF AMERICA | Class R-5E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	224
Expense Example, with Redemption, 10 Years	505
Intermediate Bond Fund of America® | INTERMEDIATE BOND FUND OF AMERICA | Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	381
Intermediate Bond Fund of America® | INTERMEDIATE BOND FUND OF AMERICA | Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	80
Expense Example, with Redemption, 5 Years	141
Expense Example, with Redemption, 10 Years	318
American High-Income Trust® | AMERICAN HIGH INCOME TRUST | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	448
Expense Example, with Redemption, 3 Years	603
Expense Example, with Redemption, 5 Years	771
Expense Example, with Redemption, 10 Years	1,259
American High-Income Trust® | AMERICAN HIGH INCOME TRUST | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	251
Expense Example, with Redemption, 3 Years	468
Expense Example, with Redemption, 5 Years	808
Expense Example, with Redemption, 10 Years	1,568
American High-Income Trust® | AMERICAN HIGH INCOME TRUST | Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	323
Expense Example, with Redemption, 3 Years	478
Expense Example, with Redemption, 5 Years	646
Expense Example, with Redemption, 10 Years	1,134
American High-Income Trust® | AMERICAN HIGH INCOME TRUST | Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	942
American High-Income Trust® | AMERICAN HIGH INCOME TRUST | Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	263
Expense Example, with Redemption, 10 Years	591
American High-Income Trust® | AMERICAN HIGH INCOME TRUST | Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	116
Expense Example, with Redemption, 5 Years	202
Expense Example, with Redemption, 10 Years	456
American High-Income Trust® | AMERICAN HIGH INCOME TRUST | Class 529-A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	425
Expense Example, with Redemption, 3 Years	584
Expense Example, with Redemption, 5 Years	758
Expense Example, with Redemption, 10 Years	1,259
American High-Income Trust® | AMERICAN HIGH INCOME TRUST | Class 529-C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	255
Expense Example, with Redemption, 3 Years	480
Expense Example, with Redemption, 5 Years	829
Expense Example, with Redemption, 10 Years	1,330
American High-Income Trust® | AMERICAN HIGH INCOME TRUST | Class 529-E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,166
American High-Income Trust® | AMERICAN HIGH INCOME TRUST | Class 529-T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	328
Expense Example, with Redemption, 3 Years	493
Expense Example, with Redemption, 5 Years	672
Expense Example, with Redemption, 10 Years	1,192
American High-Income Trust® | AMERICAN HIGH INCOME TRUST | Class 529-F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	1,014
American High-Income Trust® | AMERICAN HIGH INCOME TRUST | Class 529-F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	148
Expense Example, with Redemption, 5 Years	258
Expense Example, with Redemption, 10 Years	579
American High-Income Trust® | AMERICAN HIGH INCOME TRUST | Class 529-F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	42
Expense Example, with Redemption, 3 Years	132
Expense Example, with Redemption, 5 Years	230
Expense Example, with Redemption, 10 Years	518
American High-Income Trust® | AMERICAN HIGH INCOME TRUST | Class R-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	148
Expense Example, with Redemption, 3 Years	459
Expense Example, with Redemption, 5 Years	792
Expense Example, with Redemption, 10 Years	1,735
American High-Income Trust® | AMERICAN HIGH INCOME TRUST | Class R-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	148
Expense Example, with Redemption, 3 Years	459
Expense Example, with Redemption, 5 Years	792
Expense Example, with Redemption, 10 Years	1,735
American High-Income Trust® | AMERICAN HIGH INCOME TRUST | Class R-2E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	368
Expense Example, with Redemption, 5 Years	638
Expense Example, with Redemption, 10 Years	1,409
American High-Income Trust® | AMERICAN HIGH INCOME TRUST | Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	322
Expense Example, with Redemption, 5 Years	558
Expense Example, with Redemption, 10 Years	1,236
American High-Income Trust® | AMERICAN HIGH INCOME TRUST | Class R-4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	871
American High-Income Trust® | AMERICAN HIGH INCOME TRUST | Class R-5E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	164
Expense Example, with Redemption, 5 Years	285
Expense Example, with Redemption, 10 Years	640
American High-Income Trust® | AMERICAN HIGH INCOME TRUST | Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	235
Expense Example, with Redemption, 10 Years	530
American High-Income Trust® | AMERICAN HIGH INCOME TRUST | Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	116
Expense Example, with Redemption, 5 Years	202
Expense Example, with Redemption, 10 Years	456
U.S. Government Securities Fund® | U.S. Government Securities Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	439
Expense Example, with Redemption, 3 Years	575
Expense Example, with Redemption, 5 Years	724
Expense Example, with Redemption, 10 Years	1,155
U.S. Government Securities Fund® | U.S. Government Securities Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	240
Expense Example, with Redemption, 3 Years	437
Expense Example, with Redemption, 5 Years	755
Expense Example, with Redemption, 10 Years	1,458
U.S. Government Securities Fund® | U.S. Government Securities Fund | Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	313
Expense Example, with Redemption, 3 Years	447
Expense Example, with Redemption, 5 Years	592
Expense Example, with Redemption, 10 Years	1,017
U.S. Government Securities Fund® | U.S. Government Securities Fund | Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	847
U.S. Government Securities Fund® | U.S. Government Securities Fund | Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	116
Expense Example, with Redemption, 5 Years	202
Expense Example, with Redemption, 10 Years	456
U.S. Government Securities Fund® | U.S. Government Securities Fund | Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	80
Expense Example, with Redemption, 5 Years	141
Expense Example, with Redemption, 10 Years	318
U.S. Government Securities Fund® | U.S. Government Securities Fund | Class 529-A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	414
Expense Example, with Redemption, 3 Years	551
Expense Example, with Redemption, 5 Years	700
Expense Example, with Redemption, 10 Years	1,132
U.S. Government Securities Fund® | U.S. Government Securities Fund | Class 529-C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	246
Expense Example, with Redemption, 3 Years	452
Expense Example, with Redemption, 5 Years	782
Expense Example, with Redemption, 10 Years	1,213
U.S. Government Securities Fund® | U.S. Government Securities Fund | Class 529-E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	482
Expense Example, with Redemption, 10 Years	1,073
U.S. Government Securities Fund® | U.S. Government Securities Fund | Class 529-T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	318
Expense Example, with Redemption, 3 Years	462
Expense Example, with Redemption, 5 Years	619
Expense Example, with Redemption, 10 Years	1,075
U.S. Government Securities Fund® | U.S. Government Securities Fund | Class 529-F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
U.S. Government Securities Fund® | U.S. Government Securities Fund | Class 529-F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	119
Expense Example, with Redemption, 5 Years	208
Expense Example, with Redemption, 10 Years	468
U.S. Government Securities Fund® | U.S. Government Securities Fund | Class 529-F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	381
U.S. Government Securities Fund® | U.S. Government Securities Fund | Class R-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	135
Expense Example, with Redemption, 3 Years	421
Expense Example, with Redemption, 5 Years	729
Expense Example, with Redemption, 10 Years	1,601
U.S. Government Securities Fund® | U.S. Government Securities Fund | Class R-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	134
Expense Example, with Redemption, 3 Years	418
Expense Example, with Redemption, 5 Years	723
Expense Example, with Redemption, 10 Years	1,590
U.S. Government Securities Fund® | U.S. Government Securities Fund | Class R-2E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	579
Expense Example, with Redemption, 10 Years	1,283
U.S. Government Securities Fund® | U.S. Government Securities Fund | Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	1,096
U.S. Government Securities Fund® | U.S. Government Securities Fund | Class R-4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	750
U.S. Government Securities Fund® | U.S. Government Securities Fund | Class R-5E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	224
Expense Example, with Redemption, 10 Years	505
U.S. Government Securities Fund® | U.S. Government Securities Fund | Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	381
U.S. Government Securities Fund® | U.S. Government Securities Fund | Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	80
Expense Example, with Redemption, 5 Years	141
Expense Example, with Redemption, 10 Years	$ 318